Time charters acquired:	6 Months Ended
Jun. 30, 2016
Amortization of above-market acquired time charter contract to revenues
Time charters acquired:
7. Time charters acquired:
In December 2015, upon the acquisition of the Lena River (Note 3(c)), the Partnership paid in excess the value of the attached acquired time charter contract. As a result, the Partnership recognized an intangible asset of $20,000 which represents the fair value of the favorable time charter acquired, at the time of acquisition.

For the six months ended June 30, 2016, the amortization of the above market acquired time charter related to the Lena River acquisition amounted to $3,614 and is included in Voyage revenues in the accompanying unaudited interim consolidated statement of income. The unamortized portion of the respective intangible asset as of June 30, 2016, amounting to $16,168, is presented under “Above-market acquired time charter contract” in the accompanying balance sheet and will be amortized to revenues through the expected remaining term of the respective charter contract as follows:

Period/Year ending December 31,	Amount
2016	$3,654
2017	7,247
2018	5,267

Total	$16,168